Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

(Euro thousands)	At December 31, 2021			At December 31, 2020
	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	550,734	1,786	(11,726)	347,679	11,848	(4,918)
Deal-Contingent Option	109,244	—	—	—	—	—
Interest rate risk
Interest rate swaps	323,816	—	(2,412)	274,336	—	(5,515)

Total derivatives – Hedging	983,794	1,786	(14,138)	622,015	11,848	(10,433)
Elah Dufour Option	—	—	—	—	—	(2,759)
Total trading derivatives	—	—	—	—	—	(2,759)

Total derivatives instruments - Asset/(Liabilities)	983,794	1,786	(14,138)	622,015	11,848	(13,192)

Summary of Notional Amount of Foreign Exchange	The notional amount of foreign exchange forward contracts to hedge projected future cash flows are detailed as follows:

(Euro thousands)	For the years ended December 31,
	2021	2020
USD	194,097	144,569
CHF	4,792	24,810
CNY	191,936	20,318
GBP	25,012	19,226
HKD	46,883	12,613
JPY	51,075	52,407
Other	36,939	73,736

Total notional amount	550,734	347,679

Summary of Interest Rate Swap (IRS) Agreements
The key features of the interest rate swap (IRS) agreements are summarized as follows:

(Euro thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2021	2020	2021	2020
IRS 1	2/17/2021	0.47%	—	80,000	—	(1,031)
IRS 2	1/27/2023	0.27%	20,000	20,000	(192)	(366)
IRS 3	2/8/2023	0.17%	20,000	20,000	(144)	(309)
IRS 4	4/27/2023	0.26%	50,000	50,000	(523)	(988)
IRS 5	8/3/2023	0.28%	40,000	40,000	(483)	(898)
IRS 6	11/17/2023	0.34%	60,000	60,000	(801)	(1,549)
IRS 7	4/15/2024	(0.24%)	80,000	—	(109)	—
IRS 8	12/20/2024	0.01%	50,000	—	72	—
IRS 9	7/29/2027	0.80%	1,996	2,334	(57)	(108)
IRS 10	12/18/2031	1.94%	1,820	2,002	(175)	(266)

Total			323,816	274,336	(2,412)	(5,515)